CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholder claims, Mexican income tax adjustment & Argentine tax claim) (Details)
shares in Millions, $ in Millions, R$ in Billions
			1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Apr. 14, 2015 shares	Sep. 30, 2018 USD ($)	Dec. 31, 2016 BRL (R$)
Comissão de Valores Mobiliários | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of contingent liabilities [line items]
Number of shares exceeding threshold for tender offer requirement (in shares) | shares		5.2
Increase in capital | R$				R$ 1
Domestic Tax Authority | Mexican Tax Authority
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 59.7
Additional tax contingent liability			$ 27.3